UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:   28-16
                    -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Brian E. Franc
Title: Executive Vice President and Chief Compliance Officer
Phone: (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois     10/31/11
-------------------    -----------------    ----------
    (Signature)           (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number     Name
---------------     ------------------------
028-01190           Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:             83

Form 13F Information Table Value Total:   $ 13,991,928
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     13F File Number        Name
     ---------------        -------------------------------
1.                          Nuveen Investment Advisors, Inc.

                                                  INSTITUTIONAL CAPITAL LLC
                                                          FORM 13F
                                                         30-Sep-11

                                                                                                               Voting Authority
                                                                                                           -------------------------
                                                        Value      Shares/    Sh/ Put/ Invstmt        Othr
Name of Issuer                 Title of class   CUSIP   (x$1000)   Prn Amt    Prn Call Dscretn        Mgr  Sole        Shd None
------------------------------ -------------- --------- ---------- ---------- --- ---- -------------- ---- ----------  --- --------
ACE Ltd.                       SHS            H0023R105    117,287  1,935,432 SH       Sole              0   1,784,287       151,145
ACE Ltd.                       SHS            H0023R105        713     11,772 SH       Shared-Defined    1           0        11,772
Aon Corp.                      COM            037389103     59,728  1,422,761 SH       Sole              0   1,313,734       109,027
Aon Corp.                      COM            037389103        368      8,766 SH       Shared-Defined    1           0         8,766
Applied Materials Inc.         COM            038222105    258,071 24,934,316 SH       Sole              0  23,561,076     1,373,240
Applied Materials Inc.         COM            038222105        466     45,036 SH       Shared-Defined    1           0        45,036
Archer-Daniels-Midland Company COM            039483102    273,380 11,018,926 SH       Sole              0  10,426,408       592,518
Archer-Daniels-Midland Company COM            039483102        510     20,560 SH       Shared-Defined    1           0        20,560
BB&T Corp.                     COM            054937107    305,998 14,345,889 SH       Sole              0  13,579,723       766,166
BB&T Corp.                     COM            054937107        550     25,765 SH       Shared-Defined    1           0        25,756
BCE Inc.                       COM NEW        05534B760    301,291  8,043,010 SH       Sole              0   7,372,459       670,551
BCE Inc.                       COM NEW        05534B760        929     24,809 SH       Shared-Defined    1           0        24,809
BlackRock Inc.                 COM            09247X101    288,626  1,950,044 SH       Sole              0   1,847,195       102,849
BlackRock Inc.                 COM            09247X101        506      3,419 SH       Shared-Defined    1           0         3,419
CVS Caremark Corp.             COM            126650100     19,398    577,666 SH       Sole              0     533,516        44,150
CVS Caremark Corp.             COM            126650100        114      3,389 SH       Shared-Defined    1           0         3,389
Chevron Corp.                  COM            166764100     24,838    268,460 SH       Sole              0     249,394        19,066
Chevron Corp.                  COM            166764100        156      1,682 SH       Shared-Defined    1           0         1,682
Cisco Systems Inc.             COM            17275R102    352,816 22,776,955 SH       Sole              0  21,548,505     1,228,450
Cisco Systems Inc.             COM            17275R102        631     40,718 SH       Shared-Defined    1           0        40,718
Coca Cola Co.                  COM            191216100    484,624  7,173,235 SH       Sole              0   6,825,871       347,364
Coca Cola Co.                  COM            191216100        714     10,565 SH       Shared-Defined    1           0        10,565
Covidien PLC                   SHS            G2554F113    285,042  6,463,541 SH       Sole              0   6,122,589       340,952
Covidien PLC                   SHS            G2554F113        497     11,263 SH       Shared-Defined    1           0        11,263
Dominion Resources Inc.        COM            25746U109     35,082    691,000 SH       Sole              0     691,000             0
Exxon Mobil Corp.              COM            30231G102    678,172  9,337,344 SH       Sole              0   8,860,344       477,000
Exxon Mobil Corp.              COM            30231G102      1,286     17,710 SH       Shared-Defined    1           0        17,710
Honeywell International Inc.   COM            438516106    468,720 10,674,549 SH       Sole              0  10,188,967       485,582
Honeywell International Inc.   COM            438516106        787     17,913 SH       Shared-Defined    1           0        17,913
Hospira Inc.                   COM            441060100    137,181  3,707,584 SH       Sole              0   3,510,284       197,300
Hospira Inc.                   COM            441060100        257      6,955 SH       Shared-Defined    1           0         6,955
IShares Tr                     RUSSELL1000VAL 464287598        204      3,600 SH       Sole              0       3,600             0
JPMorgan Chase & Co.           COM            46625H100    567,006 18,824,905 SH       Sole              0  17,815,963     1,008,942
JPMorgan Chase & Co.           COM            46625H100      1,016     33,722 SH       Shared-Defined    1           0        33,722
Johnson & Johnson              COM            478160104    770,012 12,086,216 SH       Sole              0  11,466,916       619,300
Johnson & Johnson              COM            478160104      1,311     20,580 SH       Shared-Defined    1           0        20,580
Johnson Controls Inc.          COM            478366107    382,727 14,513,755 SH       Sole              0  13,732,601       781,154
Johnson Controls Inc.          COM            478366107        588     22,302 SH       Shared-Defined    1           0        22,302
Lowe's Cos Inc.                COM            548661107    266,669 13,788,480 SH       Sole              0  13,040,156       748,324
Lowe's Cos Inc.                COM            548661107        498     25,769 SH       Shared-Defined    1           0        25,769
Marathon Oil Corp.             COM            565849106     68,667  3,181,978 SH       Sole              0   2,936,953       245,025
Marathon Oil Corp.             COM            565849106        299     13,877 SH       Shared-Defined    1           0        13,877
Marathon Petroleum Corporation COM            56585A102    147,760  5,460,459 SH       Sole              0   5,170,607       289,852
Marathon Petroleum Corporation COM            56585A102        216      7,998 SH       Shared-Defined    1           0         7,998
McDonald's Corp.               COM            580135101     49,069    558,744 SH       Sole              0     509,094        49,650
McDonald's Corp.               COM            580135101        298      3,395 SH       Shared-Defined    1           0         3,395
Merck & Co. Inc.               COM            58933Y105    469,375 14,349,592 SH       Sole              0  13,642,116       707,476
Merck & Co. Inc.               COM            58933Y105        724     22,135 SH       Shared-Defined    1           0        22,135
MetLife Inc.                   COM            59156R108    349,849 12,490,142 SH       Sole              0  11,825,051       665,091
MetLife Inc.                   COM            59156R108        612     21,855 SH       Shared-Defined    1           0        21,855
Microsoft Corp.                COM            594918104    785,054 31,540,936 SH       Sole              0  29,882,247     1,658,689
Microsoft Corp.                COM            594918104      1,216     48,868 SH       Shared-Defined    1           0        48,868
Monsanto Co.                   COM            61166W101    198,515  3,306,390 SH       Sole              0   3,125,814       180,576
Monsanto Co.                   COM            61166W101        395      6,574 SH       Shared-Defined    1           0         6,574
Novartis AG                    SPONSORED ADR  66987V109     33,317    597,400 SH       Sole              0     552,900        44,500
Novartis AG                    SPONSORED ADR  66987V109        207      3,707 SH       Shared-Defined    1           0         3,707
Occidental Petroleum Corp.     COM            674599105    403,135  5,638,259 SH       Sole              0   5,348,545       289,714
Occidental Petroleum Corp.     COM            674599105        561      7,845 SH       Shared-Defined    1           0         7,845
Owens-Illinois Inc.            COM NEW        690768403     21,456  1,419,030 SH       Sole              0   1,310,236       108,794
Owens-Illinois Inc.            COM NEW        690768403        143      9,464 SH       Shared-Defined    1           0         9,464
Pepsico Inc.                   COM            713448108    514,309  8,308,708 SH       Sole              0   7,897,439       411,269
Pepsico Inc.                   COM            713448108        858     13,869 SH       Shared-Defined    1           0        13,869
Petroleo Brasileiro SA         SPONSORED ADR  71654V408     57,511  2,561,750 SH       Sole              0   2,246,500       315,250
Pfizer Inc.                    COM            717081103    879,980 49,772,625 SH       Sole              0  47,300,107     2,472,518
Pfizer Inc.                    COM            717081103      1,280     72,399 SH       Shared-Defined    1           0        72,399
Procter & Gamble Co.           COM            742718109    823,551 13,034,999 SH       Sole              0  12,377,349       657,650
Procter & Gamble Co.           COM            742718109      1,210     19,159 SH       Shared-Defined    1           0        19,159
Sanofi                         SPONSORED ADR  80105N105    284,616  8,677,306 SH       Sole              0   8,200,006       477,300
Sanofi                         SPONSORED ADR  80105N105        593     18,080 SH       Shared-Defined    1           0        18,080
Texas Instruments Inc.         COM            882508104    428,489 16,078,384 SH       Sole              0  15,207,717       870,667
Texas Instruments Inc.         COM            882508104        747     28,027 SH       Shared-Defined    1           0        28,027
Time Warner Inc.               COM NEW        887317303    671,822 22,416,465 SH       Sole              0  21,265,081     1,151,384
Time Warner Inc.               COM NEW        887317303      1,071     35,726 SH       Shared-Defined    1           0        35,726
U.S. Bancorp                   COM NEW        902973304     68,474  2,908,833 SH       Sole              0   2,695,333       213,500
U.S. Bancorp                   COM NEW        902973304        298     12,677 SH       Shared-Defined    1           0        12,677
Viacom Inc.                    CL B           92553P201    453,274 11,700,425 SH       Sole              0  11,074,872       625,553
Viacom Inc .                   CL B           92553P201        821     21,199 SH       Shared-Defined    1           0        21,199
Vodafone Group PLC             SPONS ADR NEW  92857W209    696,139 27,139,881 SH       Sole              0  25,152,621     1,987,260
Vodafone Group PLC             SPONS ADR NEW  92857W209      1,125     43,851 SH       Shared-Defined    1           0        43,851
WellPoint Inc.                 COM            94973V107     97,258  1,489,857 SH       Sole              0   1,372,339       117,518
WellPoint Inc.                 COM            94973V107        583      8,935 SH       Shared-Defined    1           0         8,935
Wells Fargo & Co.              COM            949746101    387,568 16,068,340 SH       Sole              0  15,213,603       854,737
Wells Fargo & Co.              COM            949746101        714     29,602 SH       Shared-Defined    1           0        29,602
REPORT SUMMARY                 83                       13,991,928